Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2016
Registrant Name	dei_EntityRegistrantName	FIDELITY PURITAN TRUST
Central Index Key	dei_EntityCentralIndexKey	0000081205
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2017
Prospectus Date	rr_ProspectusDate	Sep. 29, 2016